SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2021 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	$ 24,583
Amount shown in the Balance Sheet	25,189
U.S. government and agencies
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	476
Fair value (if applicable)	486
Amount shown in the Balance Sheet	486
Municipal
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	754
Fair value (if applicable)	816
Amount shown in the Balance Sheet	816
Foreign government
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	11
Fair value (if applicable)	12
Amount shown in the Balance Sheet	12
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	10,395
Fair value (if applicable)	10,808
Amount shown in the Balance Sheet	10,808
All other corporate bonds
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	3,700
Fair value (if applicable)	3,829
Amount shown in the Balance Sheet	3,829
Asset-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	1,194
Fair value (if applicable)	1,208
Amount shown in the Balance Sheet	1,208
MBS
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	777
Fair value (if applicable)	778
Amount shown in the Balance Sheet	778
Fixed income securities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	17,307
Fair value (if applicable)	17,937
Amount shown in the Balance Sheet	17,937
Industrial, miscellaneous and all other
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	11
Fair value (if applicable)	11
Amount shown in the Balance Sheet	11
Equity securities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	11
Fair value (if applicable)	11
Amount shown in the Balance Sheet	11
Mortgage loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	2,978
Fair value (if applicable)	3,063
Amount shown in the Balance Sheet	2,951
Policy loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	525
Amount shown in the Balance Sheet	525
Derivatives
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	118
Fair value (if applicable)	140
Amount shown in the Balance Sheet	140
Limited partnership interests
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	1,348
Amount shown in the Balance Sheet	1,348
Directly originated corporate loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	944
Fair value (if applicable)	944
Amount shown in the Balance Sheet	937
Aviation loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	202
Fair value (if applicable)	203
Amount shown in the Balance Sheet	197
Other long-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	115
Fair value (if applicable)	110
Amount shown in the Balance Sheet	108
Short-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	1,035
Fair value (if applicable)	1,035
Amount shown in the Balance Sheet	$ 1,035